Supplementary Information on Oil and Gas Operations-Unaudited - Average Price and Text (Details) Mcfe in Thousands, MMcf in Thousands, MBbls in Thousands	12 Months Ended
	Dec. 31, 2016 Mcfe Wells $ / mcf $ / bbl $ / Mcfe MBbls MMcf	Dec. 31, 2015 Mcfe Wells $ / mcf $ / bbl $ / Mcfe MBbls MMcf	Dec. 31, 2014 Mcfe Wells $ / mcf $ / bbl $ / Mcfe MBbls MMcf
Reserve Quantities [Line Items]
Company drilling success rate	100.00%	95.00%	91.00%
Gross wells drilled | Wells	5	56	58
Oklahoma
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, increases (decreases)		17,000	72,000
Texas
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, increases (decreases)		44,000	46,000
Gulf Coast
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, increases (decreases)			15,000
Oil
Reserve Quantities [Line Items]
Number of Bcfe additions | MBbls	0	163	475
Consolidated oil and gas production costs per unit of production | $ / bbl	40.85	50.29	96.45
Natural Gas Liquids
Reserve Quantities [Line Items]
Extensions, discoveries and other additions of Bcfe	0	16,078	49,990
Consolidated oil and gas production costs per unit of production | $ / Mcfe	2.40	2.24	4.11
Oil and Natural Gas Reserves
Reserve Quantities [Line Items]
Increase in proved developed and undeveloped reserves	(35.00%)	(55.17909%)	33.84053%
Extensions, discoveries and other additions of Bcfe	1,485	62,702	135,205
Natural Gas
Reserve Quantities [Line Items]
Number of Bcfe additions | MMcf	1,485	45,645	82,364
Consolidated oil and gas production costs per unit of production | $ / mcf	1.82	2.41	3.80